Liabilities with financial and similar institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities with financial and similar institutions
Time deposits	R$ 139,477		R$ 332,242
Payables with credit card network	3,876,964	R$ 1,654,039	640,610
Interdependent relations	351,490		1,149
Securities sold under agreements to repurchase	973,533	102,874	178,491
Total liabilities with financial institutions	R$ 5,341,464	R$ 1,756,913	R$ 1,152,492